UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5018

Smith Barney Investment Series
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
 (Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Smith Barney Fund Management LLC
300 First Stamford Place
Stamford, CT 06902
 (Name and address of agent for service)

Registrant's telephone number, including area code: (800) 451-2010

Date of fiscal year end:  October 31
Date of reporting period: October 31, 2003

ITEM 1.  REPORT TO STOCKHOLDERS.

      The Annual Report to Stockholders is filed herewith.

                           SB GROWTH AND INCOME FUND

             CLASSIC SERIES  |  ANNUAL REPORT  |  OCTOBER 31, 2003



[LOGO] Smith Barney
       Mutual Funds
Your Serious Money. Professionally Managed.(R)

Your Serious Money. Professionally Managed.(R) is a registered service mark of Citigroup Global Markets Inc.


         NOT  FDIC  INSURED . NOT  BANK  GUARANTEED . MAY  LOSE  VALUE

[PHOTO]

MICHAEL KAGAN
PORTFOLIO MANAGER

[PHOTO]

KEVIN CALIENDO
PORTFOLIO MANAGER

 [LOGO]
       Classic Series

 Annual Report . October 31, 2003

 SB GROWTH AND INCOME FUND

      MICHAEL KAGAN

      Michael Kagan has more than 20 years of securities business experience and has been managing the fund since August 14, 2000.

      Education: BA in Economics, Harvard University. Attended the Massachusetts Institute of Technology's Sloan School of Management.

      KEVIN CALIENDO

      Kevin Caliendo has more than 9 years of securities business experience.

      Education: BA in Journalism from Boston University.

      FUND OBJECTIVE

      The fund seeks reasonable growth and income. It invests in a portfolio consisting principally of equity securities, including convertible securities, that provide dividend or interest income. However, it may also invest in non-income producing investments for potential appreciation in value.

      FUND FACTS

      FUND INCEPTION
      -----------------
      April 14, 1987

      MANAGERS' INVESTMENT INDUSTRY EXPERIENCE
      -----------------------------------------
      20 Years (Michael Kagan)
      9 Years (Kevin Caliendo)




What's Inside

Letter from the Chairman..............................................  1
Fund Performance......................................................  3
Historical Performance................................................  4
Schedule of Investments...............................................  5
Statement of Assets and Liabilities...................................  9
Statement of Operations............................................... 10
Statements of Changes in Net Assets................................... 11
Notes to Financial Statements......................................... 12
Financial Highlights.................................................. 19
Independent Auditors' Report.......................................... 23
Additional Information................................................ 24
Tax Information....................................................... 26

                           LETTER FROM THE CHAIRMAN

[PHOTO]

R. JAY GERKEN, CFA

Chairman, President and
Chief Executive Officer

Dear Shareholder,

I am pleased to report that your fund, the SB Growth and Income Fund (Smith Barney Class 1 Shares), performed quite well during the year ended October 31, 2003. Excluding sales charges, the fund gained 22.91% versus the 20.79% that the fund's principal benchmark, the unmanaged S&P 500 Index/i/ returned. The fund also outperformed its Lipper peer group of large-cap core funds, which had an average return of 17.75%./1/ The fund also outperformed both the S&P 500 Index and its peer group average over the six-month period, as shown below.

Special Shareholder Notice
Effective May 9, 2003, the fund was renamed "SB Growth and Income Fund" and share Classes A, B, L, O, P, Y and 1 were redesignated Smith Barney Class A, Smith Barney Class B, Smith Barney Class L, Smith Barney Class O, Smith Barney Class P, Smith Barney Class Y and Smith Barney Class 1, respectively. The fund's investment objective was not affected as a result of this change.

In addition, effective November 10, 2003, Kevin Caliendo is co-portfolio manager of the fund, along with Michael Kagan.


                             PERFORMANCE SNAPSHOT
                            AS OF OCTOBER 31, 2003
                           (excluding sales charges)

                                       6 Months 12 Months
Smith Barney Class 1 Shares             16.98%    22.91%
S&P 500 Index                           15.62%    20.79%
Average of Lipper large-cap core funds  14.42%    17.75%

   Class 1 share returns assume the reinvestment of income dividends and capital gains distributions at net asset value and the deduction of all fund expenses. Returns have not been adjusted to include sales charges that may apply when shares are purchased or the deduction of taxes that a shareholder would pay on fund distributions. Results for other shares classes may vary.

   The S&P 500 Index is a market capitalization-weighted index of 500 widely held common stocks. Please note that an investor cannot invest directly in an index.

   Lipper Inc. is a major independent mutual-fund tracking organization. Lipper average returns are based on the period ended October 31, 2003, calculated among 1,098 funds for the six-month period and among 1,064 funds for the 12-month period, in the fund's Lipper peer group including the reinvestment of dividends and capital gains and excluding sales charges.

   All figures represent past performance and are not a guarantee of future results. Principal value and investment returns will fluctuate and investors' shares, when redeemed may be worth more or less than their original cost.


/1/Lipper Inc. is a major independent mutual-fund tracking organization.
   Average annual returns are based on the 12-month period ended October 31, 2003, calculated among 1,064 funds in the large-cap core funds category with reinvestment of dividends and capital gains excluding sales charges.

               1 SB Growth and Income Fund | 2003 Annual Report

Market and Fund Overview
The year ended October 2003 was a time of heightened market volatility. At the beginning of the period in November 2002, the economic environment was dominated by geopolitical tension, corporate scandals, declining consumer confidence and concerns regarding the general strength of the global economy. The months leading up to the conflict in Iraq were times of apprehension and cautiousness. Businesses and consumers alike chose to slow their spending due to war-related uncertainty. Consequently, the U.S. economy and the stock market in general remained weak through the first quarter of 2003.

However, after the U.S.-led coalition toppled the regime of Saddam Hussein, investors turned their attention to a pending stabilization in the outlook for corporate earnings, and the U.S. stock market rebounded. Unlike previous rallies over the past three years, this one proved sustainable, and stock prices generally rose through the end of the fund's fiscal year in October.

The fund's performance was helped by its positions in electronics retailer Best Buy Co. Inc., generic drug company Teva Pharmaceuticals Industries Ltd., Sponsored ADR, semiconductor maker Intel Corp. and data-management specialist VERITAS Software Corp. While performance for the fund was positive, some portfolio holdings detracted from its overall performance for the period. Shares of software giant Microsoft Corp., packaged foods producer Kraft Foods Inc., home mortgage lender Freddie Mac and wireless phone maker Nokia Corp., Sponsored ADR all lost value during the period, reducing the fund's overall performance.

As always, thank you for entrusting your assets to us. We look forward to helping you continue to meet your financial goals.

Sincerely,

/s/ R Jay Gerken
R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

November 12, 2003

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.
Portfolio holdings and breakdowns are as of October 31, 2003 and are subject to change. Please refer to pages 5 through 8 for a list and percentage breakdown of the fund's holdings.

The fund's top ten holdings and each holding's percentage of the fund's net assets, as of October 31, 2003 were: Pfizer Inc. (3.61%), General Electric Co. (3.12%), Microsoft Corp. (2.90%), Best Buy Co., Inc. (2.70%), Exxon Mobil Corp. (2.63%), Intel Corp. (2.55%), Teva Pharmaceutical Industries Ltd., Sponsored ADR(a) (2.37%), The Bank of New York Co., Inc. (2.34%), American International Group, Inc. (2.13%), Alcoa Inc. (2.07).

/i/The S&P 500 Index is a market capitalization-weighted index of 500 widely held common stocks. Please note that an investor cannot invest directly in an index.

Additional Information About Your Fund

The Fund's Adviser and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees and other mutual fund issues in connection with various investigations. The Adviser and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

               2 SB Growth and Income Fund | 2003 Annual Report

 AVERAGE ANNUAL TOTAL RETURNS/(1)/+ (UNAUDITED)

                                                 Without Sales Charges/(2)/
                             --------------------------------------------------------------
                              Smith   Smith   Smith   Smith   Smith   Smith   Smith  Salomon
                             Barney  Barney  Barney  Barney  Barney  Barney  Barney  Brothers
                             Class 1 Class A Class B Class L Class O Class P Class Y Class A
-----------------------------------------------------------------------------------------------
Twelve Months Ended 10/31/03  22.91%  22.36%  21.11%  21.85%  22.15%  22.18%  23.16%    N/A
-----------------------------------------------------------------------------------------------
Five Years Ended 10/31/03     (0.22)  (0.53)  (1.42)    N/A     N/A     N/A     N/A     N/A
-----------------------------------------------------------------------------------------------
Ten Years Ended 10/31/03       7.56     N/A     N/A     N/A     N/A     N/A     N/A     N/A
-----------------------------------------------------------------------------------------------
Inception* through 10/31/03    8.32    5.61    4.71   (7.72)  (7.03)  (6.94)  (6.12)   3.05%++
-----------------------------------------------------------------------------------------------

                                                   With Sales Charges/(3)/
                             --------------------------------------------------------------
                              Smith   Smith   Smith   Smith   Smith   Smith   Smith  Salomon
                             Barney  Barney  Barney  Barney  Barney  Barney  Barney  Brothers
                             Class 1 Class A Class B Class L Class O Class P Class Y Class A
-----------------------------------------------------------------------------------------------
Twelve Months Ended 10/31/03  12.43%  16.27%  16.11%  19.64%  19.95%  17.18%  23.16%    N/A
-----------------------------------------------------------------------------------------------
Five Years Ended 10/31/03     (1.97)  (1.55)  (1.57)    N/A     N/A     N/A     N/A     N/A
-----------------------------------------------------------------------------------------------
Ten Years Ended 10/31/03       6.61     N/A     N/A     N/A     N/A     N/A     N/A     N/A
-----------------------------------------------------------------------------------------------
Inception* through 10/31/03    7.74    4.86    4.71   (8.03)  (7.36)  (7.91)  (6.12)  (2.87)%++
-----------------------------------------------------------------------------------------------

 CUMULATIVE TOTAL RETURNS+ (UNAUDITED)

                                                               Without Sales Charges/(2)/
-----------------------------------------------------------------------------------------
Smith Barney Class 1 (10/31/93 through 10/31/03)                        107.31%
-----------------------------------------------------------------------------------------
Smith Barney Class A (Inception* through 10/31/03)                       48.13
-----------------------------------------------------------------------------------------
Smith Barney Class B (Inception* through 10/31/03)                       39.29
-----------------------------------------------------------------------------------------
Smith Barney Class L (Inception* through 10/31/03)                      (21.86)
-----------------------------------------------------------------------------------------
Smith Barney Class O (Inception* through 10/31/03)                      (19.03)
-----------------------------------------------------------------------------------------
Smith Barney Class P (Inception* through 10/31/03)                      (18.79)
-----------------------------------------------------------------------------------------
Smith Barney Class Y (Inception* through 10/31/03)                      (16.70)
-----------------------------------------------------------------------------------------
Salomon Brothers Class A (Inception* through 10/31/03)                    3.05
-----------------------------------------------------------------------------------------

(1) On May 9, 2003 Class 1, A, B, L, O, P and Y shares were renamed as Smith Barney Class 1, Smith Barney Class A, Smith Barney Class B, Smith Barney Class L, Smith Barney Class O, Smith Barney Class P and Smith Barney Class Y shares, respectively.
(2) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect deduction of the applicable sales charges with respect to Smith Barney Class 1, Smith Barney Class A, Smith Barney Class L and Salomon Brothers Class A shares or the applicable contingent deferred sales charges ("CDSC") with respect to Smith Barney Class B, Smith Barney Class L, Smith Barney Class O and Smith Barney Class P shares.
(3) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Smith Barney Class 1, Smith Barney Class A, Smith Barney Class L, Smith Barney Class O and Salomon Brothers Class A shares reflect the deduction of the maximum initial sales charges of 8.50%, 5.00%, 1.00%, 1.00%, and 5.75%, respectively. Smith Barney Class B and Smith Barney Class P shares reflect the deduction of a 5.00% CDSC, which applies if shares are redeemed within one year from purchase payment and declines by 1.00% per year until no CDSC is incurred. Smith Barney Class L and Smith Barney Class O shares also reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within one year from purchase payment.
* Inception date for Smith Barney Class 1 shares is April 14, 1987. Inception date for Smith Barney Class A and Smith Barney Class B shares is August 18, 1996. Inception date for Smith Barney Class L shares is October 9, 2000. Inception date for Smith Barney Class O, Smith Barney Class P and Smith Barney Class Y shares is December 8, 2000. Inception date for Salomon Brothers Class A shares is October 3, 2003.
 + The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
 ++ Total return is not annualized, as it may not be representative of the total return for the year.


               3 SB Growth and Income Fund | 2003 Annual Report

 HISTORICAL PERFORMANCE (UNAUDITED)


Value of $10,000 Invested in Smith Barney Class 1 Shares of the SB Growth and Income Fund
vs. S&P 500 Index+
--------------------------------------------------------------------------------
                         October 1993 -- October 2003

                                    [CHART]

                       SB
           Growth and Income Fund --          S&P
           Smith Barney Class 1 Shares      500 Index
           ---------------------------   -----------------
   10/93           $ 9,151                   $10,000
   10/94             9,197                    10,386
   10/95            11,262                    13,129
   10/96            13,579                    16,292
   10/97            17,293                    21,522
   10/98            19,178                    26,259
   10/99            23,065                    32,998
   10/00            24,307                    35,003
   10/01            18,186                    26,290
   10/02            15,434                    22,322
   10/03            18,971                    26,963


+Hypothetical illustration of $10,000 invested in Smith Barney Class 1 shares on October 31, 1993, assuming deduction of the 8.50% maximum initial sales charge at the time of investment and the reinvestment of dividends and capital gains, if any, at net asset value through October 31, 2003. The S&P 500 Index is an index of widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and over-the-counter markets. Figures for the Index include reinvestment of dividends. The Index is unmanaged and is not subject to the same management and trading expenses of a mutual fund. Please note that an investor cannot invest directly in an index. The performance of the Fund's other classes may be greater or less than the performance of Smith Barney Class 1 shares' performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholder investing in other classes. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

 All figures represent past performance and are not a guarantee of future results. The performance data represents past performance, including the investment return and principal value of an investment, which will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


               4 SB Growth and Income Fund | 2003 Annual Report

 SCHEDULE OF INVESTMENTS                                        OCTOBER 31, 2003



              SHARES             SECURITY                 VALUE
            --------------------------------------------------------
            COMMON STOCK -- 99.4%
            Aerospace & Defense -- 3.1%
              417,500 The Boeing Co.                 $    16,069,575
              325,500 Honeywell International Inc.         9,963,555
              206,300 Lockheed Martin Corp.                9,564,068
            --------------------------------------------------------
                                                          35,597,198
            --------------------------------------------------------
            Banks -- 11.1%
              203,900 Bank of America Corp.               15,441,347
              851,600 The Bank of New York Co., Inc.      26,561,404
              336,800 Bank One Corp.                      14,297,160
              165,000 Comerica Inc.                        8,494,200
              186,900 Fifth Third Bancorp                 10,832,724
              357,790 FleetBoston Financial Corp.         14,451,138
              339,300 U.S. Bancorp                         9,235,746
              131,400 Wachovia Corp.                       6,027,318
              371,000 Wells Fargo & Co.                   20,894,720
            --------------------------------------------------------
                                                         126,235,757
            --------------------------------------------------------
            Beverages -- 1.6%
              373,400 PepsiCo, Inc.                       17,855,988
            --------------------------------------------------------
            Biotechnology -- 3.1%
              257,004 Amgen Inc.*                         15,872,567
              182,700 Chiron Corp.*+                       9,980,901
              337,700 MedImmune, Inc.*                     9,003,082
            --------------------------------------------------------
                                                          34,856,550
            --------------------------------------------------------
            Building Products -- 1.2%
              139,900 American Standard Cos. Inc.*        13,388,430
            --------------------------------------------------------
            Commercial Services & Supplies -- 2.2%
              184,500 Avery Dennison Corp.                 9,701,010
              385,700 Paychex, Inc.                       15,011,444
            --------------------------------------------------------
                                                          24,712,454
            --------------------------------------------------------
            Communications Equipment -- 2.7%
              825,400 Cisco Systems, Inc.*                17,316,892
              374,000 Comverse Technology, Inc.*           6,746,960
              454,700 Motorola, Inc.                       6,152,091
            --------------------------------------------------------
                                                          30,215,943
            --------------------------------------------------------
            Computers & Peripherals -- 3.0%
              514,500 Dell Inc.*                          18,583,740
              675,200 Hewlett-Packard Co.                 15,063,712
            --------------------------------------------------------
                                                          33,647,452
            --------------------------------------------------------
            Containers & Packaging -- 0.5%
              358,400 Smurfit-Stone Container Corp.*       5,555,200
            --------------------------------------------------------
            Diversified Financials -- 6.1%
              217,000 American Express Co.                10,183,810
              107,800 Freddie Mac                          6,050,814
              177,200 The Goldman Sachs Group, Inc.       16,639,080
              294,000 J.P. Morgan Chase & Co.             10,554,600

                      See Notes to Financial Statements.

               5 SB Growth and Income Fund | 2003 Annual Report

 SCHEDULE OF INVESTMENTS (CONTINUED)                            OCTOBER 31, 2003



         SHARES                  SECURITY                      VALUE
       ------------------------------------------------------------------
       Diversified Financials -- 6.1% (continued)
         399,100 MBNA Corp.                               $     9,877,725
         272,100 Merrill Lynch & Co., Inc.                     16,108,320
       ------------------------------------------------------------------
                                                               69,414,349
       ------------------------------------------------------------------
       Electric Utilities -- 1.7%
         270,800 FirstEnergy Corp.                              9,312,812
         240,400 Progress Energy, Inc.                         10,361,240
       ------------------------------------------------------------------
                                                               19,674,052
       ------------------------------------------------------------------
       Electronic Equipment & Instruments -- 0.7%
         537,400 Flextronics International Ltd.*                7,523,600
       ------------------------------------------------------------------
       Energy Equipment & Services -- 1.5%
         357,600 ENSCO International Inc.+                      9,422,760
         338,500 GlobalSantaFe Corp.                            7,619,635
       ------------------------------------------------------------------
                                                               17,042,395
       ------------------------------------------------------------------
       Food & Drug Retailing -- 1.3%
         681,300 Safeway Inc.*                                 14,375,430
       ------------------------------------------------------------------
       Food Products -- 0.8%
         315,000 Kraft Foods Inc.                               9,166,500
       ------------------------------------------------------------------
       Gas Utilities -- 0.6%
         338,400 NiSource Inc.                                  7,008,264
       ------------------------------------------------------------------
       Health Care Equipment & Supplies -- 1.0%
         230,600 Guidant Corp.                                 11,762,906
       ------------------------------------------------------------------
       Hotels Restaurants & Leisure -- 2.1%
         686,100 McDonald's Corp.                              17,159,361
         200,800 MGM MIRAGE                                     7,128,400
       ------------------------------------------------------------------
                                                               24,287,761
       ------------------------------------------------------------------
       Household Products -- 2.4%
         305,000 Kimberly-Clark Corp.                          16,107,050
         119,200 The Procter & Gamble Co.                      11,716,168
       ------------------------------------------------------------------
                                                               27,823,218
       ------------------------------------------------------------------
       Industrial Conglomerates -- 4.5%
       1,219,700 General Electric Co.                          35,383,497
         763,200 Tyco International Ltd.                       15,935,616
       ------------------------------------------------------------------
                                                               51,319,113
       ------------------------------------------------------------------
       Insurance -- 3.5%
         397,300 American International Group, Inc.            24,167,759
              68 Berkshire Hathaway Inc., Class A Shares*       5,291,080
         243,800 Marsh & McLennan Cos., Inc.                   10,422,450
       ------------------------------------------------------------------
                                                               39,881,289
       ------------------------------------------------------------------
       Internet & Catalog Retail -- 1.1%
         328,000 InterActiveCorp*+                             12,040,880
       ------------------------------------------------------------------
       IT Consulting & Services -- 1.2%
         655,700 Electronic Data Systems Corp.                 14,064,765
       ------------------------------------------------------------------

                      See Notes to Financial Statements.

               6 SB Growth and Income Fund | 2003 Annual Report

 SCHEDULE OF INVESTMENTS (CONTINUED)                            OCTOBER 31, 2003



   SHARES                       SECURITY                            VALUE
 -----------------------------------------------------------------------------
 Machinery -- 2.1%
    96,200 Eaton Corp.                                         $     9,643,088
   220,400 Navistar International Corp.*                             8,910,772
    65,200 PACCAR Inc.                                               5,148,192
 -----------------------------------------------------------------------------
                                                                    23,702,052
 -----------------------------------------------------------------------------
 Media -- 5.0%
   415,100 Comcast Corp., Class A Shares*                           14,080,192
   378,800 Comcast Corp., Special Class A Shares*                   12,356,456
   726,402 Liberty Media Corp., Class A Shares*                      7,329,396
   399,300 The News Corp. Ltd., Preferred Shares, ADR               11,779,350
   267,100 Viacom Inc., Class B Shares                              10,649,277
 -----------------------------------------------------------------------------
                                                                    56,194,671
 -----------------------------------------------------------------------------
 Metals & Mining -- 2.7%
   743,300 Alcoa Inc.                                               23,465,981
   372,600 Barrick Gold Corp.                                        7,254,522
 -----------------------------------------------------------------------------
                                                                    30,720,503
 -----------------------------------------------------------------------------
 Multiline Retail -- 1.2%
   375,700 Costco Wholesale Corp.*                                  13,288,509
 -----------------------------------------------------------------------------
 Oil & Gas -- 5.4%
   189,200 ChevronTexaco Corp.                                      14,057,560
   814,900 Exxon Mobil Corp.                                        29,809,042
   221,000 Total SA                                                 17,253,470
 -----------------------------------------------------------------------------
                                                                    61,120,072
 -----------------------------------------------------------------------------
 Paper & Forest Products -- 1.7%
   128,000 Bowater Inc.                                              5,226,240
   294,300 International Paper Co.                                  11,580,705
   111,300 Louisiana-Pacific Corp.*                                  2,116,926
 -----------------------------------------------------------------------------
                                                                    18,923,871
 -----------------------------------------------------------------------------
 Personal Products -- 1.5%
   445,800 The Estee Lauder Cos. Inc., Class A Shares+              16,668,462
 -----------------------------------------------------------------------------
 Pharmaceuticals -- 8.1%
   182,000 Johnson & Johnson                                         9,160,060
 1,295,600 Pfizer Inc.                                              40,940,960
 1,002,400 Schering-Plough Corp.                                    15,306,648
   473,100 Teva Pharmaceutical Industries Ltd., Sponsored ADR+      26,914,659
 -----------------------------------------------------------------------------
                                                                    92,322,327
 -----------------------------------------------------------------------------
 Real Estate -- 0.3%
    92,200 iStar Financial Inc.                                      3,509,132
 -----------------------------------------------------------------------------
 Road & Rail -- 0.9%
   175,800 Canadian National Railway Co.                            10,583,160
 -----------------------------------------------------------------------------
 Semiconductor Equipment & Products -- 4.1%
   760,700 Infineon Technologies AG                                 11,182,290
   876,900 Intel Corp.                                              28,981,545
   236,800 STMicroelectronics N.V.                                   6,308,352
 -----------------------------------------------------------------------------
                                                                    46,472,187
 -----------------------------------------------------------------------------

                      See Notes to Financial Statements.

               7 SB Growth and Income Fund | 2003 Annual Report

 SCHEDULE OF INVESTMENTS (CONTINUED)                            OCTOBER 31, 2003



  SHARES                                               SECURITY                                                 VALUE
--------------------------------------------------------------------------------------------------------------------------
Software -- 5.0%
   393,500 BMC Software, Inc.*                                                                              $    6,839,030
 1,261,000 Microsoft Corp.                                                                                      32,975,150
   659,900 Oracle Corp.*                                                                                         7,892,404
   258,900 VERITAS Software Corp.*                                                                               9,359,235
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                57,065,819
--------------------------------------------------------------------------------------------------------------------------
Specialty Retail -- 3.8%
   526,200 Best Buy Co., Inc.                                                                                   30,682,722
   322,800 The Home Depot, Inc.                                                                                 11,966,196
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                42,648,918
--------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication Services -- 0.6%
 1,013,600 AT&T Wireless Services Inc.*                                                                          7,348,600
--------------------------------------------------------------------------------------------------------------------------
           TOTAL COMMON STOCK
           (Cost -- $987,653,115)                                                                            1,128,017,777
--------------------------------------------------------------------------------------------------------------------------

  FACE
 AMOUNT                                                SECURITY                                                 VALUE
--------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 0.6%
$6,712,000 State Street Bank & Trust Co., 0.940% due 11/3/03; Proceeds at maturity -- $6,712,526;
             (Fully collateralized by U.S. Treasury Bonds, 8.000% due 11/15/21; Market value -- $6,849,799)
             (Cost -- $6,712,000)                                                                                6,712,000
--------------------------------------------------------------------------------------------------------------------------
           TOTAL INVESTMENTS -- 100.0%
           (Cost -- $994,365,115**)                                                                         $1,134,729,777
--------------------------------------------------------------------------------------------------------------------------

* Non-income producing security.
+ All or a portion of this security is on loan (See Note 6).
** Aggregate cost for Federal income tax purposes is $1,001,738,030.

  Abbreviation used in this schedule:
  ADR -- American Depositary Receipt


 LOANED SECURITIES COLLATERAL                                   OCTOBER 31, 2003

   FACE
  AMOUNT                                          SECURITY                                             VALUE
-----------------------------------------------------------------------------------------------------------------
$10,843,729 State Street Navigator Securities Lending Trust Prime Portfolio (Cost -- $10,843,729)     $10,843,729
-----------------------------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

               8 SB Growth and Income Fund | 2003 Annual Report

 STATEMENT OF ASSETS AND LIABILITIES                            OCTOBER 31, 2003


ASSETS:
  Investments, at value (Cost -- $994,365,115)                $1,134,729,777
  Loaned securities collateral, at value (Cost --
   $10,843,729) (Note 6)                                          10,843,729
  Cash                                                                   824
  Receivable for securities sold                                  11,662,900
  Dividends and interest receivable                                  992,460
  Receivable for Fund shares sold                                    304,308
  Prepaid expenses                                                    29,603
----------------------------------------------------------------------------
  Total Assets                                                 1,158,563,601
----------------------------------------------------------------------------
LIABILITIES:
  Payable for loaned securities collateral (Note 6)               10,843,729
  Payable for securities purchased                                 9,602,987
  Payable for Fund shares reacquired                                 890,455
  Management fee payable                                             614,627
  Service plan fees payable                                          298,671
  Trustees' retirement plan                                          256,762
  Accrued expenses                                                   589,566
----------------------------------------------------------------------------
  Total Liabilities                                               23,096,797
----------------------------------------------------------------------------
Total Net Assets                                              $1,135,466,804
----------------------------------------------------------------------------
NET ASSETS:
  Par value of shares of beneficial interest                  $          844
  Capital paid in excess of par value                          1,224,576,142
  Undistributed net investment income                                459,085
  Accumulated net realized loss from investment transactions    (229,933,929)
  Net unrealized appreciation on investments                     140,364,662
----------------------------------------------------------------------------
Total Net Assets                                              $1,135,466,804
----------------------------------------------------------------------------
Shares Outstanding:
  Smith Barney Class 1                                            39,624,646
----------------------------------------------------------------------------
  Smith Barney Class A                                            20,586,300
----------------------------------------------------------------------------
  Smith Barney Class B                                             9,046,600
----------------------------------------------------------------------------
  Smith Barney Class L                                               427,208
----------------------------------------------------------------------------
  Smith Barney Class O                                               116,845
----------------------------------------------------------------------------
  Smith Barney Class P                                             1,711,226
----------------------------------------------------------------------------
  Smith Barney Class Y                                            12,842,433
----------------------------------------------------------------------------
  Salomon Brothers Class A                                             1,796
----------------------------------------------------------------------------
Net Asset Value:
  Smith Barney Class 1 (and redemption price)                         $13.53
----------------------------------------------------------------------------
  Smith Barney Class A (and redemption price)                         $13.52
----------------------------------------------------------------------------
  Smith Barney Class B *                                              $12.91
----------------------------------------------------------------------------
  Smith Barney Class L *                                              $13.33
----------------------------------------------------------------------------
  Smith Barney Class O *                                              $13.40
----------------------------------------------------------------------------
  Smith Barney Class P *                                              $13.44
----------------------------------------------------------------------------
  Smith Barney Class Y (and redemption price)                         $13.55
----------------------------------------------------------------------------
  Salomon Brothers Class A (and redemption price)                     $13.52
----------------------------------------------------------------------------
Maximum Public Offering Price Per Share:
  Smith Barney Class 1 (net asset value plus 9.29% of net
   asset value per share)                                             $14.79
----------------------------------------------------------------------------
  Smith Barney Class A (net asset value plus 5.26% of net
   asset value per share)                                             $14.23
----------------------------------------------------------------------------
  Smith Barney Class L (net asset value plus 1.01% of net
   asset value per share)                                             $13.46
----------------------------------------------------------------------------
  Smith Barney Class O (net asset value plus 1.01% of net
   asset value per share)                                             $13.54
----------------------------------------------------------------------------
  Salomon Brothers Class A (net asset value plus 6.10% of
   net asset value per share)                                         $14.34
----------------------------------------------------------------------------

* Redemption price is NAV of Smith Barney Class B, L, O and P shares reduced by a 5.00%, 1.00%, 1.00% and 5.00% CDSC, respectively, if shares are redeemed within one year from purchase payment (See Note 2).

                      See Notes to Financial Statements.

               9 SB Growth and Income Fund | 2003 Annual Report

 STATEMENT OF OPERATIONS                     FOR THE YEAR ENDED OCTOBER 31, 2003


INVESTMENT INCOME:
  Dividends                                                  $  15,842,686
  Interest                                                         432,147
  Less: Foreign withholding tax                                   (185,677)
--------------------------------------------------------------------------
  Total Investment Income                                       16,089,156
--------------------------------------------------------------------------
EXPENSES:
  Management fee (Note 2)                                        6,685,331
  Shareholder servicing fees (Note 7)                            3,298,119
  Service plan fees (Note 7)                                     1,955,295
  Audit and legal                                                  135,547
  Registration fees                                                107,363
  Shareholder communications (Note 7)                               95,677
  Custody                                                           76,118
  Trustees' fees                                                    36,550
  Other                                                             14,759
--------------------------------------------------------------------------
  Total Expenses                                                12,404,759
--------------------------------------------------------------------------
Net Investment Income                                            3,684,397
--------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
FOREIGN CURRENCIES (NOTE 3):
  Realized Loss From:
   Investment transactions                                    (109,929,388)
   Foreign currency transactions                                      (195)
--------------------------------------------------------------------------
  Net Realized Loss                                           (109,929,583)
--------------------------------------------------------------------------
  Change in Net Unrealized Appreciation (Depreciation) of
   Investments:
   Beginning of year                                          (177,788,103)
   End of year                                                 140,364,662
--------------------------------------------------------------------------
  Increase in Net Unrealized Appreciation                      318,152,765
--------------------------------------------------------------------------
Net Gain on Investments and Foreign Currencies                 208,223,182
--------------------------------------------------------------------------
Increase in Net Assets From Operations                       $ 211,907,579
--------------------------------------------------------------------------


                      See Notes to Financial Statements.

               10 SB Growth and Income Fund | 2003 Annual Report

 STATEMENTS OF CHANGES IN NET ASSETS             FOR THE YEARS ENDED OCTOBER 31,


                                                        2003            2002
----------------------------------------------------------------------------------
OPERATIONS:
  Net investment income                            $    3,684,397  $    2,426,842
  Net realized loss                                  (109,929,583)   (105,235,906)
  Increase (decrease) in net unrealized
   appreciation                                       318,152,765     (85,037,610)
---------------------------------------------------------------------------------
  Increase (Decrease) in Net Assets From
   Operations                                         211,907,579    (187,846,674)
---------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 8):
  Net investment income                                (3,166,671)     (3,410,246)
  Capital                                                      --        (832,371)
---------------------------------------------------------------------------------
  Decrease in Net Assets From Distributions to
   Shareholders                                        (3,166,671)     (4,242,617)
---------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 9):
  Net proceeds from sale of shares                     83,291,446      96,525,033
  Net asset value of shares issued for
   reinvestment of dividends                            2,102,528       3,257,499
  Cost of shares reacquired                          (165,271,692)   (250,790,369)
---------------------------------------------------------------------------------
  Decrease in Net Assets From Fund Share
   Transactions                                       (79,877,718)   (151,007,837)
---------------------------------------------------------------------------------
Increase (Decrease) in Net Assets                     128,863,190    (343,097,128)

NET ASSETS:
  Beginning of year                                 1,006,603,614   1,349,700,742
---------------------------------------------------------------------------------
  End of year*                                     $1,135,466,804  $1,006,603,614
---------------------------------------------------------------------------------
* Includes undistributed (overdistributed) net
  investment income of:                                  $459,085        $(58,299)
---------------------------------------------------------------------------------

                      See Notes to Financial Statements.

               11 SB Growth and Income Fund | 2003 Annual Report

 NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies

The SB Growth and Income Fund ("Fund") (formerly known as Smith Barney Growth and Income Fund), a separate investment fund of the Smith Barney Investment Series ("Trust"), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, ("1940 Act") as a diversified, open-end management investment company. The Trust consists of this Fund and six other separate investment funds: Smith Barney International Fund, formerly known as Smith Barney International Aggressive Growth Fund, Smith Barney Large Cap Core Fund, Smith Barney Large Cap Core Portfolio, Smith Barney Premier Selections All Cap Growth Portfolio, Smith Barney Growth and Income Portfolio and SB Government Portfolio (formerly known as Smith Barney Government Portfolio). The financial statements and financial highlights for the other funds are presented in separate shareholder reports.

The significant accounting policies consistently followed by the Fund are: (a) security transactions are accounted for on trade date; (b) securities traded on national securities markets are valued at the closing prices on such markets or, if there were no sales during the day, at fair value determined by or under the direction of the Board of Trustees; securities primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, except that when a significant event, subsequent to the time a value was so established, is likely to have significantly changed the value, then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Board of Trustees or its delegates; over-the-counter securities are valued on the basis of the bid price at the close of business on each day; U.S. government and agency obligations are valued at the average between bid and asked prices in the over-the-counter market; securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price; (c) securities maturing within 60 days are valued at cost plus accreted discount or minus amortized premium, which approximates value; (d) securities for which market quotations are not available will be valued in good faith at fair value by or under the direction of the Board of Trustees; (e) interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis; (f ) dividend income is recorded on the ex-dividend date; foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence;
(g) gains or losses on the sale of securities are calculated by using the specific identification method; (h) class specific expenses are charged to each class; management fees and general fund expenses are allocated on the basis of relative net assets of each class or on another reasonable basis; (i) dividends and distributions to shareholders are recorded by the Fund on the ex-dividend date; the Fund distributes dividends quarterly and capital gains, if any, at least annually; (j) the accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income and expense amounts recorded and collected or paid are adjusted when reported by the custodian bank; (k) realized gain and loss on foreign currency includes the net realized amount from the sale of currency and the amount realized between trade date and settlement date on security transactions; (l) the character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America; (m) the Fund intends to comply with the requirements of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. At October 31, 2003, reclassifications were made to the capital accounts of the Fund to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations. Net investment income, net realized gains and net assets were not affected by this change; and (n) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

               12 SB Growth and Income Fund | 2003 Annual Report

Also, the Fund may enter into forward foreign exchange contracts in order to hedge against foreign currency risk. These contracts are marked-to-market daily, by recognizing the difference between the contract exchange rate and the current market rate as an unrealized gain or loss. Realized gains or losses are recognized when contracts are settled.

2. Management Agreement and Other Transactions

Smith Barney Fund Management LLC ("SBFM"), an indirect wholly-owned subsidiary of Citigroup Inc. ("Citigroup") acts as the investment manager to the Fund. The Fund pays SBFM a management fee, which is calculated daily and paid monthly, at an annual rate of the Fund's average daily net assets as follows:

Average Daily Net Assets                                            Annual Rate
-------------------------------------------------------------------------------
First $1 billion                                                       0.65%
------------------------------------------------------------------------------
Next $1 billion                                                        0.60
------------------------------------------------------------------------------
Next $1 billion                                                        0.55
------------------------------------------------------------------------------
Next $1 billion                                                        0.50
------------------------------------------------------------------------------
Over $4 billion                                                        0.45
------------------------------------------------------------------------------

Citicorp Trust Bank, fsb. ("CTB"), another subsidiary of Citigroup, acts as the Fund's transfer agent. PFPC Inc. ("PFPC") and Primerica Shareholder Services ("PSS"), another subsidiary of Citigroup, act as the Fund's sub-transfer agents. CTB receives account fees and asset-based fees that vary according to the size and type of account. PFPC and PSS are responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by CTB. For the year ended October 31, 2003, the Fund paid transfer agent fees of $2,744,232 to CTB.

Citigroup Global Markets Inc. ("CGM") (formerly known as Salomon Smith Barney Inc.) and PFS Distributors, Inc. ("PFS"), both of which are subsidiaries of Citigroup, act as the Fund's distributors. In addition, CGM, PFS and certain other broker-dealers continue to sell Fund shares to the public as members of the selling group. For the year ended October 31, 2003, CGM and its affiliates did not receive any brokerage commissions for the Fund's portfolio agency transactions.

There are maximum initial sales charges of 8.50%, 5.00%, 1.00%, 1.00% and 5.75% for Smith Barney Class 1, Smith Barney Class A, Smith Barney Class L, Smith Barney Class O and Salomon Brothers Class A shares, respectively. There is a contingent deferred sales charge ("CDSC") of 5.00% on Smith Barney Class B and Smith Barney Class P shares, which applies if redemption occurs within one year from purchase payment and declines thereafter by 1.00% per year until no CDSC is incurred. Smith Barney Class L and Smith Barney Class O shares also have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. In certain cases, Smith Barney Class A and Salomon Brothers Class A shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. This CDSC only applies to those purchases of Smith Barney Class A and Salomon Brothers Class A shares, respectively, which, when combined with current holdings of Smith Barney Class A and Salomon Brothers Class A shares, respectively, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the year ended October 31, 2003, CGM and its affiliates received sales charges of approximately $928,000, $830,000, $10,000 and $1,400 on sales on the Fund's Smith Barney Class 1, Smith Barney Class A, Smith Barney Class L and Salomon Brothers Class A shares, respectively. In addition CDSCs paid to CGM and its affiliates for the year ended October 31, 2003 were approximately:

                                         Smith Barney Smith Barney
                                           Class B      Class P
------------------------------------------------------------------
CDSCs                                      $293,000     $13,000
-----------------------------------------------------------------

               13 SB Growth and Income Fund | 2003 Annual Report

All officers and one Trustee of the Trust are employees of Citigroup or its affiliates.

The Trustees of the Funds have adopted a Retirement Plan ("Plan") for all Trustees who are not "interested persons" of the Fund, within the meaning of the 1940 Act. Under the Plan, all Trustees are required to retire from the Board as of the last day of the calendar year in which the applicable Trustee attains age 75 (certain Trustees who had already attained age 75 when the Plan was adopted are required to retire effective December 31, 2003). Trustees may retire under the Plan before attaining the mandatory retirement age. Trustees who have served as Trustee of the Trust or any of the investment companies associated with Citigroup for at least ten years when they retire are eligible to receive the maximum retirement benefit under the Plan. The maximum retirement benefit is an amount equal to five times the amount of retainer and regular meeting fees payable to a Trustee during the calendar year ending on or immediately prior to the applicable Trustee's retirement. Amounts under the Plan may be paid in installments or in a lump sum (discounted to present value). Benefits under the Plan are unfunded. Two former Trustees are currently receiving payments under the Plan. The amount of benefits to be paid under the Plan cannot currently be determined for current Trustees.

Messrs. Carlton, Cocanougher, Gross, Merten and Pettit also are covered by a prior retirement plan. Under the prior plan, retirement benefits are payable for a ten-year period following retirement, with the annual payment to be based upon the Trustee's compensation from the Trust during calendar year 2000. Trustees with more than five but less than ten years of service at retirement will receive a prorated benefit. In order to receive benefits under the current Plan, a Trustee must waive all rights under the prior plan prior to receiving payment under either plan. Total aggregate retirement benefits accrued under the prior plan for year ended October 31, 2003 were $28,878. Two additional Trustees have announced their intention to retire, effective December 31, 2003. The amount of benefits to be paid under the prior plan cannot currently be determined for these Trustees.

3. Investments

During the year ended October 31, 2003, the aggregate cost of purchases and proceeds from sales of investments (including maturities of long-term investments, but excluding short-term investments) were as follows:

------------------------------------------------------------------------------
Purchases                                                          $645,050,014
------------------------------------------------------------------------------
Sales                                                               725,484,318
------------------------------------------------------------------------------

At October 31, 2003, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were as follows:

-----------------------------------------------------------------------------
Gross unrealized appreciation                                    $181,806,039
Gross unrealized depreciation                                     (48,814,292)
-----------------------------------------------------------------------------
Net unrealized appreciation                                      $132,991,747
-----------------------------------------------------------------------------

4. Repurchase Agreements

The Fund purchases (and the custodian takes possession of) U.S. government securities from securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day), at an agreed-upon higher repurchase price. The Fund requires continual maintenance of the market value (plus accrued interest) of the collateral in amounts at least equal to the repurchase price.

               14 SB Growth and Income Fund | 2003 Annual Report

5. Foreign Securities

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.

6. Lending of Portfolio Securities

The Fund has an agreement with its custodian whereby the custodian may lend securities owned by the Fund to brokers, dealers and other financial organizations. Fees earned by the Fund on securities lending are recorded in interest income. Loans of securities by the Fund are collateralized by cash, U.S. government securities or high-quality money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin which may vary depending on the type of securities loaned. The Fund maintains exposure for the risk of any losses in the investment of amounts received as collateral.

At October 31, 2003, the Fund loaned stocks having a market value of $10,473,371. The Fund received cash collateral amounting to $10,843,729 which was invested in the State Street Navigator Securities Lending Trust Prime Portfolio.

Income earned by the Fund from securities lending for the year ended October 31, 2003 was $98,384.

7. Class Specific Expenses

Pursuant to Service Plans, the Fund pays a distribution/service fee with respect to its Smith Barney Class A, Smith Barney Class B, Smith Barney Class L, Smith Barney Class O, Smith Barney Class P and Salomon Brothers Class A shares calculated at an annual rate not to exceed 0.25%, 1.00%, 1.00%, 0.70%, 0.75% and 0.25% of the average daily net assets of each class, respectively. For the year ended October 31, 2003, total Service Plan fees incurred, which are accrued daily and paid monthly, were as follows:

                                                         Smith     Smith     Smith   Smith   Smith   Salomon
                                                        Barney    Barney    Barney  Barney  Barney   Brothers
                                                        Class A   Class B   Class L Class O Class P  Class A
-------------------------------------------------------------------------------------------------------------
Service Plan Fees                                       $612,452 $1,104,914 $47,031 $11,076 $179,817    $5
------------------------------------------------------------------------------------------------------------

For the year ended October 31, 2003, total Shareholder Servicing fees were as follows:
                                      Smith     Smith    Smith     Smith     Smith   Smith   Smith   Salomon
                                     Barney    Barney   Barney    Barney    Barney  Barney  Barney   Brothers
                                     Class 1   Class A  Class B   Class L   Class O Class P Class Y  Class A
-------------------------------------------------------------------------------------------------------------
Shareholder Servicing Fees          $1,501,321 $986,613 $786,790   $4,967   $1,968  $16,128   $328      $4
------------------------------------------------------------------------------------------------------------

For the year ended October 31, 2003, total Shareholder Communication expenses were as follows:
                                      Smith     Smith    Smith     Smith     Smith   Smith   Smith   Salomon
                                     Barney    Barney   Barney    Barney    Barney  Barney  Barney   Brothers
                                     Class 1   Class A  Class B   Class L   Class O Class P Class Y  Class A
-------------------------------------------------------------------------------------------------------------
Shareholder Communication Expenses   $43,392   $29,125  $19,915     $519     $148   $2,566    $11       $1
------------------------------------------------------------------------------------------------------------

               15 SB Growth and Income Fund | 2003 Annual Report

8. Distributions Paid to Shareholders by Class

                                  Year Ended       Year Ended
                               October 31, 2003 October 31, 2002
----------------------------------------------------------------
Smith Barney Class 1
Net investment income             $1,877,177       $2,490,922
Capital                                   --          488,237
---------------------------------------------------------------
Total                             $1,877,177       $2,979,159
---------------------------------------------------------------
Smith Barney Class A
Net investment income             $  236,104       $   69,899
Capital                                   --          221,474
---------------------------------------------------------------
Total                             $  236,104       $  291,373
---------------------------------------------------------------
Smith Barney Class Y
Net investment income             $1,053,390       $  849,425
Capital                                   --          122,660
---------------------------------------------------------------
Total                             $1,053,390       $  972,085
---------------------------------------------------------------

9. Shares of Beneficial Interest

The Fund has eight classes of beneficial interest, Smith Barney Class 1, Smith Barney Class A, Smith Barney Class B, Smith Barney Class L, Smith Barney Class O, Smith Barney Class P, Smith Barney Class Y, and Salomon Brothers Class A shares, each with a par value of $0.00001 per share. There are an unlimited number of shares authorized.

Transactions in shares of each class were as follows:

                             Year Ended                 Year Ended
                         October 31, 2003*           October 31, 2002
                     -------------------------  -------------------------
                        Shares       Amount       Shares        Amount
--------------------------------------------------------------------------
Smith Barney Class
 1**
Shares sold            1,258,123  $ 14,889,228   1,459,600  $  18,817,820
Shares issued on         158,372
 reinvestment                        1,877,176     224,707      2,979,158
Shares reacquired    (6,508,330)   (75,645,878) (8,730,622)  (109,850,857)
-------------------------------------------------------------------------
Net Decrease         (5,091,835)  $(58,879,474) (7,046,315) $ (88,053,879)
-------------------------------------------------------------------------
Smith Barney Class
 A**
Shares sold            3,283,089  $ 39,175,584   3,843,001  $  50,293,317
Shares issued on          19,201
 reinvestment                          225,352      21,569        278,341
Shares reacquired    (3,750,095)   (43,787,798) (5,426,592)   (68,871,412)
-------------------------------------------------------------------------
Net Decrease            (447,805) $ (4,386,862) (1,562,022) $ (18,299,754)
-------------------------------------------------------------------------
Smith Barney Class
 B**
Shares sold            1,606,684  $ 18,270,578   1,880,555  $  23,614,456
Shares reacquired     (2,998,549)  (33,804,525) (4,007,351)   (49,879,341)
-------------------------------------------------------------------------
Net Decrease          (1,391,865) $(15,533,947) (2,126,796) $ (26,264,885)
-------------------------------------------------------------------------
Smith Barney Class
 L**
Shares sold              112,187  $  1,351,536      80,882  $   1,057,782
Shares reacquired        (97,670)   (1,136,849)   (112,274)    (1,430,039)
-------------------------------------------------------------------------
Net Increase
 (Decrease)               14,517  $    214,687     (31,392) $    (372,257)
-------------------------------------------------------------------------

               16 SB Growth and Income Fund | 2003 Annual Report

                           Year Ended                  Year Ended
                        October 31, 2003*           October 31, 2002
                     ----------------------     -------------------------
                       Shares         Amount      Shares       Amount
-------------------------------------------------------------------------
Smith Barney Class
 O**
Shares sold                862     $     9,949       1,143  $     15,732
Shares reacquired     (29,389)        (352,879)    (43,921)     (552,644)
-------------------------------------------------------------------------
Net Decrease           (28,527)    $  (342,930)    (42,778) $   (536,912)
-------------------------------------------------------------------------
Smith Barney Class
 P**
Shares sold             16,828     $   195,959      30,626  $    410,789
Shares reacquired    (697,379)      (8,174,198) (1,299,417)  (16,860,835)
-------------------------------------------------------------------------
Net Decrease          (680,551)    $(7,978,239) (1,268,791) $(16,450,046)
-------------------------------------------------------------------------
Smith Barney Class
 Y**
Shares sold            779,555     $ 9,375,000     218,170  $  2,315,137
Shares reacquired     (206,647)     (2,369,516)   (286,176)   (3,345,241)
-------------------------------------------------------------------------
Net Increase
 (Decrease)            572,908     $ 7,005,484     (68,006) $ (1,030,104)
-------------------------------------------------------------------------
Salomon Brothers
 Class A
Shares sold              1,800     $    23,612          --            --
Shares reacquired           (4)            (49)         --            --
-------------------------------------------------------------------------
Net Increase             1,796     $    23,563          --            --
-------------------------------------------------------------------------

* For Salomon Brothers Class A shares, transactions are for the period October 3, 2003 (inception date) to October 31, 2003.
** On May 9, 2003, Class 1, A, B, L, O, P and Y shares were renamed as Smith
   Barney Class 1, Smith Barney Class A, Smith Barney Class B, Smith Barney Class L, Smith Barney Class O, Smith Barney Class P and Smith Barney Class Y shares, respectively.

10.Capital Loss Carryforward

At October 31, 2003, the Fund had, for Federal income tax purposes, approximately $222,561,000 of unused capital loss carryforwards available to offset future capital gains. To the extent that these capital carryforward losses are used to offset capital gains, it is probable that the gains so offset will not be distributed. The amount and year of expiration for each carryforward loss is indicated below. Expiration occurs on October 31 of the year indicated.

                                   2009        2010         2011
           ---------------------------------------------------------
           Carryforward Amounts $13,844,000 $98,235,000 $110,482,000
           ---------------------------------------------------------

11.Income Tax Information and Distributions to Shareholders

At October 31, 2003, the tax basis components of distributable earnings were:

                 --------------------------------------------
                 Undistributed ordinary income $     452,936
                 --------------------------------------------
                 Accumulated capital losses     (222,561,014)
                 --------------------------------------------
                 Unrealized appreciation         132,991,747
                 --------------------------------------------

The difference between book basis and tax basis unrealized appreciation is attributable primarily to wash sale loss deferrals.

The tax character of distributions paid during the year ended October 31, 2003 was:

                           --------------------------
                           Ordinary income $3,166,671
                           --------------------------

               17 SB Growth and Income Fund | 2003 Annual Report

12.Subsequent Event

The Fund has received the following information from Citigroup Asset Management ("CAM"), the Citigroup business unit which includes the Fund's Investment Manager and other investment advisory companies, all of which are indirect, wholly-owned subsidiaries of Citigroup. CAM is reviewing its entry, through an affiliate, into the transfer agent business in the period 1997-1999. As CAM currently understands the facts, at the time CAM decided to enter the transfer agent business, CAM sub-contracted for a period of five years certain of the transfer agency services to a third party and also concluded a revenue guarantee agreement with this sub-contractor providing that the sub-contractor would guarantee certain benefits to CAM or its affiliates (the "Revenue Guarantee Agreement"). In connection with the subsequent purchase of the sub-contractor's business by an affiliate of the current sub-transfer agent (PFPC Inc.) used by CAM on many of the funds it manages, this Revenue Guarantee Agreement was amended eliminating those benefits in exchange for arrangements that included a one-time payment from the sub-contractor.

The Boards of CAM-managed funds (the "Boards") were not informed of the Revenue Guarantee Agreement with the sub-contractor at the time the Boards considered and approved the transfer agent arrangements. Nor were the Boards informed of the subsequent amendment to the Revenue Guarantee Agreement when that occurred.

CAM has begun to take corrective actions. CAM will pay to the applicable funds $16 million (plus interest) that CAM and its affiliates received from the Revenue Guarantee Agreement and its amendment. CAM also plans an independent review to verify that the transfer agency fees charged by CAM were fairly priced as compared to competitive alternatives. CAM is instituting new procedures and making changes designed to ensure no similar arrangements are entered into in the future.

CAM has briefed the SEC, the New York State Attorney General and other regulators with respect to this matter, as well as the U.S. Attorney who is investigating the matter. CAM is cooperating with governmental authorities on this matter, the ultimate outcome of which is not yet determinable.

               18 SB Growth and Income Fund | 2003 Annual Report

 FINANCIAL HIGHLIGHTS


For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:

Smith Barney Class 1 Shares/(1)/           2003/(2)/   2002/(2)/   2001/(2)/   2000/(2)/   1999/(2)/
----------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year         $11.05      $13.08      $19.03      $21.36      $18.53
----------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
 Net investment income                       0.07        0.05        0.10        0.08        0.09
 Net realized and unrealized gain (loss)     2.46       (2.02)      (4.62)       1.11        3.60
----------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations          2.53       (1.97)      (4.52)       1.19        3.69
---------------------------------------------------------------------------------------------------
Less Distributions From:
 Net investment income                      (0.05)      (0.05)      (0.06)      (0.07)      (0.08)
 Net realized gains                            --          --       (1.37)      (3.45)      (0.78)
 Capital                                       --       (0.01)         --          --          --
----------------------------------------------------------------------------------------------------
Total Distributions                         (0.05)      (0.06)      (1.43)      (3.52)      (0.86)
----------------------------------------------------------------------------------------------------
Net Asset Value, End of Year               $13.53      $11.05      $13.08      $19.03      $21.36
----------------------------------------------------------------------------------------------------
Total Return                                22.91%     (15.13)%    (25.18)%      5.39%      20.27%
----------------------------------------------------------------------------------------------------
Net Assets, End of Year (millions)         $  536      $  494      $  678      $1,017      $1,122
----------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
 Expenses                                    1.00%       0.99%       0.73%       0.85%       0.84%
 Net investment income                       0.56        0.38        0.62        0.43        0.43
----------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                        63%         44%         69%         63%         53%
----------------------------------------------------------------------------------------------------

Smith Barney Class A Shares/(3)/           2003/(2)/   2002/(2)/   2001/(2)/   2000/(2)/   1999/(2)/
----------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year         $11.06      $13.07      $19.03      $21.35      $18.53
----------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
 Net investment income                       0.02        0.02        0.03        0.04        0.03
 Net realized and unrealized gain (loss)     2.45       (2.02)      (4.61)       1.11        3.60
----------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations          2.47       (2.00)      (4.58)       1.15        3.63
----------------------------------------------------------------------------------------------------
Less Distributions From:
 Net investment income                      (0.01)      (0.00)*     (0.01)      (0.02)      (0.03)
 Net realized gains                            --          --       (1.37)      (3.45)      (0.78)
 Capital                                       --       (0.01)         --          --          --
----------------------------------------------------------------------------------------------------
Total Distributions                         (0.01)      (0.01)      (1.38)      (3.47)      (0.81)
----------------------------------------------------------------------------------------------------
Net Asset Value, End of Year               $13.52      $11.06      $13.07      $19.03      $21.35
----------------------------------------------------------------------------------------------------
Total Return                                22.36%     (15.29)%    (25.51)%      5.14%      19.93%
----------------------------------------------------------------------------------------------------
Net Assets, End of Year (millions)         $  278      $  233      $  295      $  215      $  181
----------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
 Expenses                                    1.35%       1.25%       1.17%       1.06%       1.12%
 Net investment income                       0.21        0.12        0.19        0.21        0.15
----------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                        63%         44%         69%         63%         53%
---------------------------------------------------------------------------------------------------

(1)On May 9, 2003, Class 1 shares were renamed as Smith Barney Class 1 shares.
(2)Per share amounts have been calculated using the monthly average shares method.
(3) On May 9, 2003, Class A shares were renamed as Smith Barney Class A shares. *Amount represents less than $0.01 per share.

               19 SB Growth and Income Fund | 2003 Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:

Smith Barney Class B Shares/(1)/          2003/(2)/   2002/(2)/  2001/(2)/    2000/(2)/     1999/(2)/
-----------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year        $10.66      $12.73     $18.70        $21.16       $18.48
-----------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
 Net investment loss                       (0.10)      (0.11)     (0.10)        (0.10)       (0.12)
 Net realized and unrealized gain (loss)    2.35       (1.96)     (4.50)         1.09         3.58
-----------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations         2.25       (2.07)     (4.60)         0.99         3.46
-----------------------------------------------------------------------------------------------------
Less Distributions From:
 Net investment income                        --          --         --            --           --
 Net realized gains                           --          --      (1.37)        (3.45)       (0.78)
-----------------------------------------------------------------------------------------------------
Total Distributions                           --          --      (1.37)        (3.45)       (0.78)
-----------------------------------------------------------------------------------------------------
Net Asset Value, End of Year              $12.91      $10.66     $12.73        $18.70       $21.16
-----------------------------------------------------------------------------------------------------
Total Return                               21.11%     (16.26)%   (26.10)%        4.36%       19.03%
-----------------------------------------------------------------------------------------------------
Net Assets, End of Year (millions)        $  117      $  111     $  160        $  232       $  208
-----------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
 Expenses                                   2.42%       2.28%      2.00%         1.81%        1.87%
 Net investment loss                       (0.85)      (0.91)     (0.65)        (0.54)       (0.60)
-----------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                       63%         44%        69%           63%          53%
-----------------------------------------------------------------------------------------------------

Smith Barney Class L Shares/(3)/          2003/(2)/  2002/(2)/   2001/(2)/    2000/(2)(4)/
-----------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year        $10.94      $13.00     $19.04        $18.49
-----------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
 Net investment loss                       (0.03)      (0.07)     (0.08)        (0.02)
 Net realized and unrealized gain (loss)    2.42       (1.99)     (4.59)         0.57
-----------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations         2.39       (2.06)     (4.67)         0.55
-----------------------------------------------------------------------------------------------------
Less Distributions From:
 Net investment income                        --          --         --            --
 Net realized gains                           --          --      (1.37)           --
-----------------------------------------------------------------------------------------------------
Total Distributions                           --          --      (1.37)           --
-----------------------------------------------------------------------------------------------------
Net Asset Value, End of Year              $13.33      $10.94     $13.00        $19.04
-----------------------------------------------------------------------------------------------------
Total Return                               21.85%     (15.85)%   (25.99)%        2.97%++
-----------------------------------------------------------------------------------------------------
Net Assets, End of Year (000s)            $5,696      $4,516     $5,774          $205
-----------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
 Expenses                                   1.80%       1.89%      1.85%         1.71%+
 Net investment loss                       (0.25)      (0.52)     (0.49)        (1.23)+
-----------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                       63%         44%        69%           63%
-----------------------------------------------------------------------------------------------------

(1) On May 9, 2003, Class B shares were renamed as Smith Barney Class B shares.
(2) Per share amounts have been calculated using the monthly average shares method.
(3) On May 9, 2003, Class L shares were renamed as Smith Barney Class L shares.
(4) For the period October 9, 2000 (inception date) to October 31, 2000.
++ Total return is not annualized, as it may not be representative of the total return for the year.
 +  Annualized.

20 SB Growth and Income Fund | 2003 Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:

Smith Barney Class O Shares/(1)/                       2003/(2)/      2002/(2)/    2001/(2)(3)/
-----------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year                     $10.97         $13.04        $16.55
-------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income (loss)                           0.01          (0.06)        (0.03)
  Net realized and unrealized gain (loss)                2.42          (2.01)        (3.48)
-------------------------------------------------------------------------------------------
Total Income (Loss) From Operations                      2.43          (2.07)        (3.51)
-------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                                    --             --            --
-------------------------------------------------------------------------------------------
Total Distributions                                        --             --            --
-------------------------------------------------------------------------------------------
Net Asset Value, End of Year                           $13.40         $10.97        $13.04
-------------------------------------------------------------------------------------------
Total Return                                            22.15%        (15.87)%      (21.21)%++
-------------------------------------------------------------------------------------------
Net Assets, End of Year (000s)                         $1,566         $1,595        $2,453
-------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                               1.52%          1.82%         1.53%+
  Net investment income (loss)                           0.05          (0.45)        (0.18)+
-------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                    63%            44%           69%
-------------------------------------------------------------------------------------------

Smith Barney Class P Shares/(4)/                      2003/(1)(2)/    2002/(2)/    2001/(2)(3)/
-----------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year                     $11.00         $13.04        $16.55
-------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income (loss)                           0.01          (0.03)        (0.03)
  Net realized and unrealized gain (loss)                2.43          (2.01)        (3.48)
-------------------------------------------------------------------------------------------
Total Income (Loss) From Operations                      2.44          (2.04)        (3.51)
-------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                                    --             --            --
-------------------------------------------------------------------------------------------
Total Distributions                                        --             --            --
-------------------------------------------------------------------------------------------
Net Asset Value, End of Year                           $13.44         $11.00        $13.04
-------------------------------------------------------------------------------------------
Total Return                                            22.18%        (15.64)%      (21.21)%++
-------------------------------------------------------------------------------------------
Net Assets, End of Year (000s)                        $22,993        $26,301       $47,719
-------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                               1.51%          1.61%         1.53%+
  Net investment income (loss)                           0.06          (0.23)        (0.20)+
-------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                    63%            44%           69%
-------------------------------------------------------------------------------------------

(1) On May 9, 2003, Class O shares were renamed as Smith Barney Class O shares.
(2) Per share amounts have been calculated using the monthly average shares method.
(3) For the period December 8, 2000 (inception date) to October 31, 2001.
(4) On May 9, 2003, Class P shares were renamed as Smith Barney Class P shares. ++ Total return is not annualized, as it may not be representative of the total return for the year.
 +  Annualized.

               21 SB Growth and Income Fund | 2003 Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:

Smith Barney Class Y Shares/(1)/            2003/(2)/      2002/(2)/   2001/(2)(3)/
-----------------------------------------------------------------------------------
Net Asset Value, Beginning of Year          $11.08        $13.08        $16.55
--------------------------------------------------------------------------------
Income (Loss) From Operations:
 Net investment income                        0.11          0.09          0.10
 Net realized and unrealized gain (loss)      2.44         (2.01)        (3.51)
--------------------------------------------------------------------------------
Total Income (Loss) From Operations           2.55         (1.92)        (3.41)
--------------------------------------------------------------------------------
Less Distributions From:
 Net investment income                       (0.08)        (0.07)        (0.06)
 Capital                                        --         (0.01)           --
--------------------------------------------------------------------------------
Total Distributions                          (0.08)        (0.08)        (0.06)
--------------------------------------------------------------------------------
Net Asset Value, End of Year                $13.55        $11.08        $13.08
--------------------------------------------------------------------------------
Total Return                                 23.16%       (14.77)%      (20.65)%++
--------------------------------------------------------------------------------
Net Assets, End of Year (millions)            $174          $136          $161
--------------------------------------------------------------------------------
Ratios to Average Net Assets:
 Expenses                                     0.67%         0.67%         0.67%+
 Net investment income                        0.88          0.70          0.68+
--------------------------------------------------------------------------------
Portfolio Turnover Rate                         63%           44%           69%
--------------------------------------------------------------------------------
Salomon Brothers Class A Shares            2003/(2)(4)/
-----------------------------------------------------------------------------------
Net Asset Value, Beginning of Period        $13.12
--------------------------------------------------------------------------------
Income (Loss) From Operations:
 Net investment loss                         (0.00)*
 Net realized and unrealized gain             0.40
--------------------------------------------------------------------------------
Total Income From Operations                  0.40
--------------------------------------------------------------------------------
Less Distributions From:
 Net investment income                          --
 Net realized gains                             --
--------------------------------------------------------------------------------
Total Distributions                             --
--------------------------------------------------------------------------------
Net Asset Value, End of Period              $13.52
--------------------------------------------------------------------------------
Total Return                                  3.05%++
--------------------------------------------------------------------------------
Net Assets, End of Period (000s)               $24
--------------------------------------------------------------------------------
Ratios to Average Net Assets:
 Expenses                                     1.25%+
 Net investment loss                         (0.21)+
--------------------------------------------------------------------------------
Portfolio Turnover Rate                         63%
--------------------------------------------------------------------------------

(1) On May 9, 2003, Class Y shares were renamed as Smith Barney Class Y shares.
(2) Per share amounts have been calculated using the monthly average shares method.
(3) For the period December 8, 2000 (inception date) to October 31, 2001.
(4) For the period October 3, 2003 (inception date) to October 31, 2003.
 ++ Total return is not annualized, as it may not be representative of the total return for the year.
 +   Annualized.
 *  Amount represents less than $0.01 per share.

               22 SB Growth and Income Fund | 2003 Annual Report

 INDEPENDENT AUDITORS' REPORT

The Shareholders and Board of Trustees
of the Smith Barney Investment Series:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the SB Growth and Income Fund, formerly known as Smith Barney Growth and Income Fund, of the Smith Barney Investment Series ("Fund") as of October 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the four-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended October 31, 1999 were audited by other auditors whose report thereon, dated December 15, 1999, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2003 by correspondence with the custodian. As to securities purchased or sold but not yet received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of October 31, 2003, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and financial highlights for each of the years in the four-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

                                                       /s/ KPMG LLP
New York, New York
December 10, 2003


              23 SB Growth and Income Fund  | 2003 Annual Report

 ADDITIONAL INFORMATION (UNAUDITED)


Information about Trustees and Officers

The business and affairs of the SB Growth and Income Fund, formerly known as Smith Barney Growth and Income Fund ("Fund") are managed under the direction of the Fund's Board of Trustees. Information pertaining to the Trustees and Officers of the Fund is set forth below. Each Trustee and officer holds office for his or her lifetime unless that individual resigns, retires or is otherwise removed. The Statement of Additional Information includes additional information about Fund's Trustees and is available, without charge, upon request by calling Citicorp Trust Bank, fsb. at 1-800-451-2010 or Primerica Shareholder Services at 1-800-544-5445.

                                        Term of                                    Number of
                                      Office* and                              Portfolios in Fund
                          Position(s)   Length             Principal                Complex         Other Board Memberships
                           Held with    of Time      Occupation(s) During         Overseen by       Held by Trustees During
Name, Address and Age        Fund       Served          Past Five Years             Trustee             Past Five Years
------------------------------------------------------------------------------------------------------------------------------
Non-Interested Trustees:

Elliott J. Berv             Trustee      Since    President and Chief                  36         Board Member, American
c/o R. Jay Gerken, CFA                   2001     Operations Officer,                             Identity Corp. (doing
Citigroup Asset                                   Landmark City (Real Estate                      business as Morpheus
Management ("CAM")                                Development) (since 2002);                      Technologies) (Biometric
399 Park Avenue                                   Executive Vice President                        information management)
New York, NY 10022                                and Chief Operations                            (since 2001; Consultant
Age 60                                            Officer, DigiGym Systems                        since 1999); Director,
                                                  (On-line Personal Training                      Lapoint Industries
                                                  Systems) (since 2001);                          (Industrial Filter Company)
                                                  Chief Executive Officer,                        (since 2002); Director.
                                                  Rocket City Enterprises                         Alzheimer's Association
                                                  (Internet Service Company)                      (New England Chapter)
                                                  (from 2000 to 2001);                            (since 1998)
                                                  President, Catalyst
                                                  (Consulting) (since 1984)

Donald M. Carlton           Trustee      Since    Consultant, URS Corporation          31         Director, American Electric
c/o R. Jay Gerken, CFA                   1997     (Engineering) (since 1999);                     Power (Electric Utility)
CAM                                               former Chief Executive                          (since 1999); Director,
399 Park Avenue                                   Officer, Radian                                 Valero Energy (Petroleum
New York, NY 10022                                International L.L.C.                            Refining) (since 1999);
Age 66                                            (Engineering) (from 1969 to                     Director, National
                                                  1998), Member of Management                     Instruments Corp.
                                                  Committee, Signature                            (Technology) (since 1994)
                                                  Science (Research and
                                                  Development) (since 2000)

A. Benton Cocanougher       Trustee      Since    Dean Emeritus and Wiley              31         Former Director, Randall's
c/o R. Jay Gerken, CFA                   1991     Professor, Texas A&M                            Food Markets, Inc. (from
CAM                                               University (since 2001);                        1990 to 1999); former
399 Park Avenue                                   former Dean and Professor                       Director, First American
New York, NY 10022                                of Marketing, College and                       Bank and First American
Age 65                                            Graduate School of Business                     Savings Bank (from 1994 to
                                                  of Texas A&M University                         1999)
                                                  (from 1987 to 2001)

Mark T. Finn                Trustee      Since    Adjunct Professor, William           36         Former President and
c/o R. Jay Gerken, CFA                   2001     & Mary College (since                           Director, Delta Financial,
CAM                                               September 2002);                                Inc. (Investment Advisory
399 Park Avenue                                   Principal/Member, Belvan                        Firm) (from 1983 to 1999)
New York, NY 10022                                Partners/Balfour
Age 60                                            Vantage-Manager and General
                                                  Partner to the Vantage
                                                  Hedge Fund, LP (since March
                                                  2002); Chairman and Owner,
                                                  Vantage Consulting Group,
                                                  Inc. (Investment Advisory
                                                  and Consulting Firm) (since
                                                  1988); former Vice Chairman
                                                  and Chief Operating
                                                  Officer, Lindner Asset
                                                  Management Company (Mutual
                                                  Fund Company) (from March
                                                  1999 to 2001); former
                                                  General Partner and
                                                  Shareholder, Greenwich
                                                  Ventures, LLC (Investment
                                                  Partnership) (from 1996 to
                                                  2001); former President,
                                                  Secretary, and Owner,
                                                  Phoenix Trading Co.
                                                  (Commodity Trading Advisory
                                                  Firm) (from 1997 to 2000)

Stephen Randolph Gross      Trustee      Since    Partner, Capital Investment          31         Director, United Telesis,
c/o R. Jay Gerken, CFA                   1986     Advisory Partners                               Inc. (Telecommunications)
CAM                                               (Consulting) (since January                     (since 1997); Director,
399 Park Avenue                                   2000); Managing Director,                       eBank.com, Inc. (since
New York, NY 10022                                Fountainhead Ventures, LLC                      1997); Director, Andersen
Age 56                                            (Consulting) (from 1998 to                      Calhoun, Inc. (Assisted
                                                  2002); Secretary, Carint                        Living) (since 1987);
                                                  N.A. (Manufacturing) (since                     former Director, Charter
                                                  1988); former Treasurer,                        Bank, Inc, Inc. (from 1987
                                                  Hank Aaron Enterprises                          to 1997); former Director,
                                                  (Fast Food Franchise) (from                     Yu Save, Inc. (Internet
                                                  1985 to 2001); Chairman,                        Company) (from 1998 to
                                                  Gross, Collins & Cress,                         2000); former Director,
                                                  P.C. (Accounting Firm)                          Hotpalm.com, Inc. (Wireless
                                                  (since 1980); Treasurer,                        Applications) (from 1998 to
                                                  Coventry Limited, Inc.                          2000); former Director,
                                                  (since 1985)                                    Ikon Ventures, Inc. (from
                                                                                                  1997 to 1998)


               24 SB Growth and Income Fund | 2003 Annual Report

                                        Term of                                    Number of
                                      Office* and                              Portfolios in Fund
                          Position(s)   Length             Principal                Complex         Other Board Memberships
                           Held with    of Time      Occupation(s) During         Overseen by       Held by Trustees During
Name, Address and Age        Fund       Served          Past Five Years             Trustee             Past Five Years
------------------------------------------------------------------------------------------------------------------------------

Diana R. Harrington         Trustee      Since    Professor, Babson College           36          Former Trustee, The
c/o R. Jay Gerken, CFA                   2001     (since 1992)                                    Highland Family of Funds
CAM                                                                                               (Investment Company) (from
399 Park Avenue                                                                                   1997 to 1998)
New York, NY 10022
Age 63

Susan B. Kerley             Trustee      Since    Consultant, Strategic               36          Director, Eclipse Funds
c/o R. Jay Gerken, CFA                   2001     Management Advisors, LLC                        (currently supervises 17
CAM                                               Global Research Associates,                     investment companies in
399 Park Avenue                                   Inc. (Investment                                fund complex) (since 1990)
New York, NY 10022                                Consulting) (since 1990)
Age 52

Alan G. Merten              Trustee      Since    President, George Mason             31          Director, DigitalNet
c/o R. Jay Gerken, CFA                   1990     University (since 1996)                         Holdings, Inc. (since
CAM                                                                                               October 2003); Director,
399 Park Avenue                                                                                   Comshare, Inc. (Information
New York, NY 10022                                                                                Technology) (since 1985);
Age 62                                                                                            former Director, Indus
                                                                                                  (Information Technology)
                                                                                                  (from 1995 to 1999)

C. Oscar Morong, Jr.        Trustee      Since    Managing Director, Morong           36          Former Director, Indonesia
c/o R. Jay Gerken, CFA                   2001     Capital Management (since                       Fund (Closed End Fund)
CAM                                               1993)                                           (from 1990 to 1999);
399 Park Avenue                                                                                   Trustee, Morgan Stanley
New York, NY 10022                                                                                Institutional Fund
Age 68                                                                                            (currently supervises 75
                                                                                                  investment companies)
                                                                                                  (since 1993)

R. Richardson Pettit        Trustee      Since    Professor of Finance,               31                     None
c/o R. Jay Gerken, CFA                   1990     University of Houston (from
CAM                                               1977 to 2002); Independent
399 Park Avenue                                   Consultant (since 1984)
New York, NY 10022
Age 61

Walter E. Robb, III         Trustee      Since    President, Benchmark                36          Director, John Boyle & Co.,
c/o R. Jay Gerken, CFA                   1985     Consulting Group, Inc.                          Inc. (Textiles) (since
CAM                                               (Service Company) (since                        1999); Director, Harbor
399 Park Avenue                                   1991); Sole Proprietor,                         Sweets, Inc. (Candy) (since
New York, NY 10022                                Robb Associates (Financial                      1990); Director, W.A. Wilde
Age 77                                            Consulting) (since 1978);                       Co. (Direct Media
                                                  Co-Owner, Kedron Design                         Marketing) (since 1982);
                                                  (Gifts) (since 1978);                           Director, Alpha Grainger
                                                  former President and                            Manufacturing Inc.
                                                  Treasurer, Benchmark                            (Electronics) (since 1983);
                                                  Advisors, Inc. (Financial                       former Trustee, MFS Family
                                                  Consulting) (from 1989 to                       of Funds (Investment
                                                  2000)                                           Company) (from 1985 to
                                                                                                  2001); Harvard Club of
                                                                                                  Boston (Audit Committee)
                                                                                                  (since 2001)

Interested Trustee:

R. Jay Gerken, CFA ** CAM  Chairman,     Since    Managing Director of                220                     N/A
399 Park Avenue            President     2002     Citigroup Global Markets
New York, NY 10022         and Chief              Inc. ("CGM") Chairman,
Age 52                     Executive              President and Chief
                           Officer                Executive Officer of Smith
                                                  Barney Fund Management, LLC
                                                  ("SBFM"), Travelers
                                                  Investment Adviser, Inc.
                                                  ("TIA") and Citi Fund
                                                  Management Inc. ("CFM");
                                                  President and Chief
                                                  Executive Officer of
                                                  certain mutual funds
                                                  associated with Citigroup
                                                  Inc. ("Citigroup");
                                                  Formerly Portfolio Manager
                                                  of Smith Barney Allocation
                                                  Series Inc. (from
                                                  1996-2001) and Smith Barney
                                                  Growth and Income Fund
                                                  (from 1996-2000)


               25 SB Growth and Income Fund | 2003 Annual Report

                                      Term of                                             Number of
                                    Office* and                                       Portfolios in Fund
                      Position(s)     Length                 Principal                     Complex       Other Board Memberships
Name, Address and      Held with      of Time           Occupation(s) During             Overseen by     Held by Trustees During
Age                      Fund         Served              Past Five Years                  Trustee           Past Five Years
--------------------------------------------------------------------------------------------------------------------------------
Officers:

Andrew B. Shoup***   Senior Vice       Since    Director of CAM; Senior Vice                 N/A                   N/A
CAM                  President         2003     President and Chief Administrative
125 Broad Street     and Chief                  Officer of mutual funds associated
10th Floor           Administrative             with Citigroup; Head of International
New York, NY 10004   Officer                    Funds Administration of CAM (from
Age 47                                          2001 to 2003); Director of Global
                                                Funds Administration of CAM (from
                                                2000 to 2001); Head of U.S.
                                                Citibank Funds Administration of
                                                CAM (from 1998 to 2000)

Richard L. Peteka    Chief             Since    Director of CGM; Chief Financial             N/A                   N/A
CAM                  Financial         2002     Officer and Treasurer of certain
125 Broad            Officer and                mutual funds affiliated with
Street 11th Floor    Treasurer                  Citigroup; Director and Head of
New York, NY 10004                              Internal Control for CAM U.S.
Age 42                                          Mutual Fund Administration (from
                                                1999-2002); Vice President, Head of
                                                Mutual Fund Administration and
                                                Treasurer at Oppenheimer Capital
                                                (from 1996-1999)

Michael Kagan        Vice              Since    Managing Director of CGM                     N/A                   N/A
CAM                  President         2000
399 Park Avenue      and Investment
New York, NY 10022   Officer
Age 43

Kaprel Ozsolak       Controller        Since    Vice President of CGM; Controller of         N/A                   N/A
CAM                                    2002     certain funds associated with
125 Board                                       Citigroup
Street 11th Floor
New York, NY 10004
Age 38

Robert I. Frenkel    Secretary         Since    Managing Director and General                N/A                   N/A
CAM                                    2000     Counsel, Global Mutual Funds for
300 First Stamford                              CAM and its predecessor (since
Place                Chief Legal       Since    1994); Secretary of CFM; Secretary
4th Floor            Officer           2003     and Chief Legal Officer of mutual
Stamford, CT 06902                              funds associated with Citigroup
Age 48

--------
 * EachDirector and officer serves until his or her successor has been duly elected and qualified.
 ** Mr.Gerken is an "interested person" of the Fund as defined in the Investment Company Act of 1940, as amended, because Mr. Gerken is an officer of SBFM and certain of its affiliates.
*** As of November 25, 2003.


 TAX INFORMATION (UNAUDITED)

For Federal tax purposes, the Fund hereby designates for the fiscal year ended October 31, 2003:

 .  A corporate dividends received deduction of 100.00%.

 . For individual shareholders, the maximum amount allowable of qualifying dividends for the reduced tax rate under The Jobs and Growth Tax Relief Reconciliation Act of 2003.



               26 SB Growth and Income Fund | 2003 Annual Report

                                 SMITH BARNEY
                            GROWTH AND INCOME FUND



          TRUSTEES                     OFFICERS (cont'd.)
          Elliott J. Berv              Kaprel Ozsolak
          Donald M. Carlton            Controller
          A. Benton Cocanougher
          Mark T. Finn                 Robert I. Frenkel
          R. Jay Gerken, CFA           Secretary and
            Chairman                   Chief Legal Officer
          Stephen Randolph Gross
          Diana R. Harrington          INVESTMENT MANAGER
          Susan B. Kerley              Smith Barney Fund
          Alan G. Merten                 Management LLC
          C. Oscar Morong, Jr.
          R. Richardson Pettit         DISTRIBUTORS
          Walter E. Robb, III          Citigroup Global Markets Inc.
                                       PFS Distributors, Inc.
          OFFICERS
          R. Jay Gerken, CFA           CUSTODIAN
          President and Chief          State Street Bank and
          Executive Officer              Trust Company

          Andrew B. Shoup*             TRANSFER AGENT
          Senior Vice President and    Citicorp Trust Bank, fsb.
          Chief Administrative Officer 125 Broad Street, 11th Floor
                                       New York, New York 10004
          Richard L. Peteka
          Chief Financial Officer      SUB-TRANSFER AGENTS
          and Treasurer                PFPC Inc.
                                       P.O. Box 9699
          Kevin Caliendo               Providence, Rhode Island
          Vice President and           02940-9699
          Investment Officer
                                       Primerica Shareholder Services
          Michael Kagan                P.O. Box 9662
          Vice President and           Providence, Rhode Island
          Investment Officer           02940-9662

  * As of November 25, 2003.

   Smith Barney Investment Series


   SB Growth and Income Fund
   The Fund is a separate investment fund of the Smith Barney Investment Series, a Massachusetts business trust.


 This report is submitted for the general information of the shareholders of Smith Barney Investment Series -- Smith Barney Growth and Income Fund. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Prospectus for the Trust, which gives details about charges, expenses, investment objectives and operating policies of the Fund. If used as sales material after January 31, 2004, this report must be accompanied by performance information for the most recently completed calendar quarter.

 SMITH BARNEY GROWTH AND INCOME FUND
 Smith Barney Mutual Funds
 3120 Breckinridge Boulevard
 Duluth, Georgia 30099-0001

 For complete information on any Smith Barney Mutual Funds, including management fees and expenses, call or write your financial professional for a free prospectus. Read it carefully before you invest or send money.

 www.smithbarneymutualfunds.com




 (C)2003 Citigroup Global Markets Inc.
 Member NASD, SIPC

 FD02101 12/03                                                           03-5802

ITEM 2.   CODE OF ETHICS.

          The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller.

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

          The Board of Directors of the registrant has determined that Stephen Randolph Gross, the Chairman of the Board's Audit Committee, possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an "audit committee financial expert," and has designated Mr. Gross as the Audit Committee's financial expert. Mr. Gross is an "independent" Director pursuant to paragraph (a)(2) of
          Item 3 to Form N-CSR.

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

          Not applicable.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

          Not applicable.

ITEM 6.   [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

          Not applicable.

ITEM 8.   [RESERVED]

ITEM 9.   CONTROLS AND PROCEDURES.

          (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

          (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940
                Act) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant's internal control over financial reporting.

ITEM 10.  EXHIBITS.

          (a)   Code of Ethics attached hereto.

          Exhibit 99.CODE ETH

          (b)   Attached hereto.

          Exhibit 99.CERT Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

          Exhibit 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Smith Barney Investment Series

By:  /s/ R. Jay Gerken
     R. Jay Gerken
     Chief Executive Officer of
     Smith Barney Investment Series

Date: January 2, 2004

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ R. Jay Gerken
     (R. Jay Gerken)
     Chief Executive Officer of
     Smith Barney Investment Series

Date: January 2, 2004

By:  /s/ Richard L. Peteka
     (Richard L. Peteka)
     Chief Financial Officer of
     Smith Barney Investment Series

Date: January 2, 2004